UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/8/2005
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $126,676 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                       Title       CUSIP      Value      Shares        Invsmnt    Discret   Other  Voting Authority
                                    Of Class               (x1000)                    Sole      Shared    Mgrs   Sole  Shared  None

Abiomed Inc                           COM      003654100     268       17,380                                    17,380
Advancis                              COM      00764L109     74        19,500                                    19,500
Anheuser Busch Co                     COM      035229103    1,660      32,717                                    32,717
Apollo Group Inc - CL A               CL A     037604105    1,138      14,105                                    14,105
BP Amoco                          SPONSORED AD 055622104     257        4,409                                     4,409
Banknorth Group Inc                   COM      06646R107     299        8,166                                     8,166
Berkshire Hathaway In CL B            CL B     084670207    2,513         856                                       856
Biomet                                COM      090613100    2,704      62,315                                    62,315
Blackrock Inc                         CL A     09247X101    5,597      72,450                                    72,450
Blackrock Limited Term Duration In  COM SHS    09249W101     462       22,780                                    22,780
Bright Horizons Family Solutions      COM      109195107    2,059      31,790                                    31,790
Burlington Resources                  COM      122014103    1,624      37,324                                    37,324
Cuno Inc                              COM      126583103    1,402      23,602                                    23,602
CACI International Inc                CL A     127190304    2,186      32,091                                    32,091
Chicago Mercantile Exchange           CLA      167760107     909        3,975                                     3,975
Choicepoint                           COM      170388102    1,000      21,750                                    21,750
Citigroup Inc                         COM      172967101     359        7,448                                     7,448
Clarcor Inc                           COM      179895107    1,248      22,792                                    22,792
Courier                               COM      222660102     557       10,728                                    10,728
Dentsply Intl Inc                     COM      249030107    5,114      90,997                                    90,997
Diagnostic Products Corp              COM      252450101    1,496      27,184                                    27,184
Dionex Corp                           COM      254546104     542        9,572                                     9,572
EMC Corp                              COM      268648102     522       35,075                                    35,075
Eaton Vance Float Rate Inc. Trust     COM      278279104    1,526      80,190                                    80,190
Eaton Vance Limited Term Duration     COM      27828H105     425       22,575                                    22,575
Eaton Vance Senior Floating Rate F    COM      27828Q105     830       41,400                                    41,400
Encana Corp                           COM      292505104    4,809      84,277                                    84,277
Engineered Support Sys                COM      292866100    2,287      38,620                                    38,620
Expeditors Intl Wash Inc              COM      302130109    2,409      43,104                                    43,104
Exxon Mobil Corp                      COM      30231G102    1,964      38,315                                    38,315
FLIR Systems Inc                      COM      302445101    2,359      36,987                                    36,987
First Data Corp                       COM      319963104    1,021      23,999                                    23,999
Forward Air Corp                      COM      349853101    2,352      52,624                                    52,624
Gabelli Dividend & Inc. Trust         COM      36242H104     572       31,850                                    31,850
Gallagher Arthur J & CO               COM      363576109     213        6,552                                     6,552
Gannett Co.                           COM      364730101    1,313      16,071                                    16,071
General Electric                      COM      369604103    1,106      30,313                                    30,313
Global Income Fund                    COM      37934Y108     49        10,100                                    10,100
Imperial Oil LTD                      COM      453038408    3,827      64,453                                    64,453
Ishares Leh. Tres. Inflation ProteUS TIPS BD F 464287176     821        7,758                                     7,758
Intl. Emerging Mkt. I-Share       MSCI EMERG M 464287234    3,330      16,498                                    16,498
I-Shares GS Top Corp Bonds ETF    GS CORP BD F 464287242     326        2,920                                     2,920
Ishares Russell 3000 Index        RUSSELL 3000 464287689    3,551      51,357                                    51,357
Lincare Holdings                      COM      532791100    1,894      44,410                                    44,410
Map Info Corporation                  COM      565105103     834       69,575                                    69,575
Microsoft                             COM      594918104     417       15,612                                    15,612
Moodys Corp.                          COM      615369105    2,211      25,454                                    25,454
Nortel Networks                       COM      656568102     58        16,748                                    16,748
Paychex                               COM      704326107    1,377      40,401                                    40,401
PepsiCo Inc.                          COM      713448108    3,134      60,036                                    60,036
Petsmart Inc                          COM      716768106    3,433      96,630                                    96,630
Pfizer                                COM      717081103    1,895      70,475                                    70,475
Pimco Floating Rate Inc.Fund          COM      72201H108     502       23,730                                    23,730
PIMCO Floating Rate Strat Fund        COM      72201J104     419       21,475                                    21,475
Pitney Bowes Inc.                     COM      724479100    2,061      44,535                                    44,535
Procter & Gamble                      COM      742718109     273        4,964                                     4,964
Quanta Sercices Inc                   COM      74762E102     129       16,079                                    16,079
Renal Care Group, Inc                 COM      759930100    2,382      66,185                                    66,185
Respironics                           COM      761230101    2,415      44,426                                    44,426
Rydex S&P Equal Weight ETF        S&P 500 EQ T 78355W106    1,990      12,745                                    12,745
S & P Dpstry Rpts                  UNIT SER 1  78462F103    2,444      20,216                                    20,216
Charles Schwab & Co.                  COM      808513105     122       10,173                                    10,173
Southern Union Co. New                COM      844030106    1,966      82,003                                    82,003
Starbucks Coffee                      COM      855244109    5,695      91,330                                    91,330
Stericycle Inc                        COM      858912108     268        5,825                                     5,825
Symantec Corp                         COM      871503108     808       31,368                                    31,368
Teva Pharmaceutical Industry - ADR    ADR      881624209    1,034      34,633                                    34,633
Texas Instruments                     COM      882508104    1,425      57,865                                    57,865
United Health Group Inc               COM      91324P102    1,874      21,283                                    21,283
United Parcel Cl B                    CL B     911312106    3,658      42,807                                    42,807
Van Kampen Sr Inc                     COM      920961109     142       16,900                                    16,900
Varian Medical Systems                COM      92220P105     841       19,458                                    19,458
Verizon Communications                COM      92343V104     203        5,011                                     5,011
Wells Fargo & Co                      COM      949746101    3,487      56,099                                    56,099
Wrigley Wm Jr                         COM      982526105    1,579      22,822                                    22,822
Wyeth                                 COM      983024100     480       11,272                                    11,272
XTO Energy                            COM      98385X106    3,800     107,393                                   107,393
Zimmer Holdings                       COM      98956P102    2,344      29,257                                    29,257

                                                           126,676   2,648,161                                 2,648,161